Contingencies, Commitments, and Responsibilities	12 Months Ended
Dec. 31, 2019
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Contingencies, Commitments, and Responsibilities

Note 23 - Contingencies, Commitments, and Responsibilities

a)Lawsuits and Legal Proceedings

Lawsuits against the Bank with provision

As of the date of issuance of these Consolidated Financial Statements, legal actions have been filed against the Bank and its subsidiaries involving its transactions in the ordinary course of business. They are mainly lawsuits pending against the Bank related to loans and other matters, most of which, according to the Bank’s Legal Services Divisions involved in the lawsuits, present no risk of significant loss. Notwithstanding the above, provisions for MCh$280 and MCh$956  as of December 31, 2019 and December 31, 2018, respectively, have been recorded in the Consolidated Financial Statements.

Other lawsuits against the Bank without provision

Other legal actions have been filed against the Bank and its subsidiaries involving its transactions carried out in the ordinary course of business. The Bank’s maximum exposure for these lawsuits amounts to approximately MCh$22,207 as of December 31, 2019 and MCh$26,995 as of December 31, 2018. However, in Management’s opinion based on reports from the Legal Division as of December 31, 2019, it is more likely than not that these lawsuits will not result in significant losses not contemplated by the Bank in these Consolidated Financial Statements.

Itaú Corpbanca Colombia S.A.

The Bank and its subsidiaries are involved in civil, administrative and labor proceedings. The outstanding civil and administrative proceedings are related to Banking transactions, and the remaining ones derive from the ownership of leased assets.

Such claims amount, in the aggregate, to MCh$38,503 as of December 31, 2019 (MCh$32,375 as of December, 2018). According to the evaluation of the expected results in each lawsuit the Bank has recorded a provision of MCh$141  as of December 31, 2019  (MCh$152 as of December 31, 2018).

a)	Commitments

Transaction Agreement

On January 29, 2014, Inversiones Corp Group Limitada, Inversiones Saga Limitada (both together CorpGroup), Itaú-Unibanco Holding S.A., Corpbanca, and Banco Itaú Chile, subscribed a contract called “Transaction Agreement”, in accordance to the contract, they agreed a strategic association of its operations in Chile and Colombia. This strategic association gave rise to the merger of Corpbanca and Banco Itaú Chile, which was be renamed “Itaú Corpbanca” and took place on April 1, 2016.

The Transaction Agreement (from January 2014 and its subsequent modifications) also contemplates that on January 28, 2022 Itaú Corpbanca will purchase from CorpGroup the 12.36% of shares in Itaú Corpbanca Colombia, equivalent to the participation that CorpGroup held (directly or through other entities) in said entity at the merger date, corresponding to 93,306,684 shares. The purchase price agreed will be US$3.5367 per share, amounting to US$329,997,749.30, plus interest from August 4, 2015 until the payment date at an annual interest rate equal to Libor plus 2.7% minus the sum of the aggregate amount of dividends paid by Itaú Corpbanca Colombia to CorpGroup for the corresponding shares. This agreement, as explicitly noted, is subject to the prior approvals from the regulators, as applicable, in Chile and abroad.

Note 23 - Contingencies, Commitments, and Responsibilities, continued

According to article 76 of the General Banking Law, investments in shares of banks established abroad are subject to the prior approval of the Superintendency of Banks and Financial Institutions in Chile (currently CMF), as well as the Central Bank of Chile (BCCH), which in turn is subject to compliance with the conditions set forth in article 78 of said legal corp.

Additionally, in the case of banks incorporated in Colombia, an eventual acquisition of shares in Itaú Corpbanca Colombia by Itaú Corpbanca is also subject to the prior authorization of the Financial Superintendency of Colombia (SFC).

Consequently, the aforementioned transaction must be confirmed only by the occurrence of one or more future and uncertain events that are not entirely under the control of the Bank.

Acquisition of the MCC entities

In accordance with the provisions of the Transaction Agreement executed on January 29, 2014 between Inversiones Corp Group Interhold SpA, Inversiones Saga Limitada (these last two, together “CorpGroup”), Itaú Unibanco Holding S.A., Corpbanca, and Banco Itaú Chile, as amended on June 2, 2015 and on January 20, 2017, hereinafter the “Transaction Agreement”, Itaú Unibanco Holding S.A. assumed the obligation to transfer to Itaú Corpbanca, and the latter the obligation to acquire, 100% of its shares in MCC Securities Inc., MCC Asesorías Limitada, and MCC S.A. Corredores de Bolsa (herein “MCC entities”)  in accordance with the terms agreed upon and subject to the usual terms and conditions for this kind of transactions.

On May 28, 2019, the Board of Directors of Itaú Corpbanca approved to proceed with the acquisition of the MCC entities, in accordance with the provisions of the Transaction Agreement and in compliance with the provisions of Title XVI of Law No. 18,046 on Corporations.

The acquisition of the shares of the MCC entities by Itaú Corpbanca is subject to the corresponding regulatory approvals, including approval from the Commission for the Financial Market.

Participation increase in Nexus S.A.

In accordance with exempt resolution No. 6,482 of September 13, 2019 the CMF authorized Banco Santander Chile to sell its 537,141 Nexus S.A. shares. Itaú Corpbanca is in the process of obtaining the approval of the Central Bank of Brazil to increase its participation in Nexus S.A., by acquiring the equivalent to 1.9% of ownership, whose approval is mandatory before executing the transaction. Further information on this transaction is disclosed in Note 39 -  Subsequent Events.

Acquisition of 20% ownership in Itaú Corredor de Seguros Colombia S.A.

On November 5, 2019, Itaú Corpbanca committed to acquire 20% of the shares that Helm LLC holds in Itaú Corredor de Seguros de Colombia S.A.

The acquisition of the shares of Itaú Corredor de Seguros de Colombia S.A. by Itaú Corpbanca, is subject to the corresponding regulatory approvals, including the approval from the Commission for the Financial Market.

Note 23 - Contingencies, Commitments, and Responsibilities, continued

b)	Contingent loans and provisions

The following table contains the amounts for which the Bank and its subsidiaries are contractually obliged to grant loans together with the relevant provisions:

	As of December 31,
	2019	2018
	MCh$	MCh$
Collateral and guarantees	548,521	411,023
Confirmed foreign letters of credit	509	—
Letters of credit issued	97,553	95,476
Documented guarantees	1,501,957	1,286,805
Available on demand credit lines	2,623,744	2,143,333
Other credit commitments	1,167,802	1,447,277
Totals	5,940,086	5,383,914

For information on provisions for contingent loans, see Note 21, letter b.

d)Responsibilities

The Bank and its subsidiaries have the following responsibilities arising from their regular course of business:

	As of December 31,
	2019	2018
	MCh$	MCh$
Third party operations
Collections	17,985	17,030
Transferred financial assets managed by the Bank	1,200,155	1,101,327
Third party funds under management	2,541,495	2,306,154
Subtotals	3,759,635	3,424,511
Custody of securities
Securities held in custody	5,229,078	5,896,162
Securities held in custody deposited in other entities	—	315,347
Securities issued by the Bank held in custody	131,648	148,193
Subtotals	5,360,726	6,359,702
Totals	9,120,361	9,784,213

e)Guarantees, Contingencies and other

Itaú Corredores de Seguros S.A.

In order to comply with Article 58, letter d) of the Chilean Decree with Force of Law (“DFL”) 251 of 1930,  which states that, “Insurance brokers, in order to conduct business, must comply with the requirement of contracting insurance policies as determined by the Commission for the Financial Market (Ex-Superintendency of Securities and Insurance), in order to correctly and fully comply with the obligations arising from its activities and especially regarding damages that may be incurred by insured parties taking policies through the brokerage house” the subsidiary has renewed the following insurance policies:

Entity	From	To	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04-12-2019	04-12-2020	60,000 and 500	Itaú Corredores de Seguros S.A.

Note 23 - Contingencies, Commitments, and Responsibilities, continued

Itaú Corredores de Bolsa Limitada

In order to comply with articles 30 and 31 of Chilean Law 18,045, this subsidiary kept a bank guarantee certificate with the Chilean Electronic Stock Exchange and Santiago Stock Exchange, to ensure the correct and complete fulfillment of its obligations as stockbroker. The beneficiaries are the current or future creditors that the subsidiary has or will have derived from its transactions. The detail of the bank guarantee certificate is as follows:

Entity	From	To	Amount (UF)	Beneficiary
Itaú Corpbanca Chile	04-23-2019	04-23-2020	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A	04-23-2019	04-23-2020	4,000	Bolsa de Comercio de Santiago
Itaú Corpbanca Chile	04-23-2019	04-23-2020	10,000	Comisión para el Mercado Financiero

In addition, the company has taken out a comprehensive insurance policy to comply with Law No. 52 of the Chilean Electronic Stock Exchange. Amounts recorded with respect to the comprehensive insurance policy are as follows:

Entity	From	To	Amount (UF)	Beneficiary
Orión Seguros Generales S.A	05-29-2019	05-31-2020	5,000 and 10,000	Bolsa Electrónica de Chile

The Company pledged the shares of the Santiago Stock Exchange in favor of said company, to guarantee compliance with the obligations with respect to transactions carried out with other brokers. The amount amounts to MCh$18,479 as of December 31, 2019 (MCh$12,630 as of December 31, 2018).

The Broker is registered in the Registry of Portfolio Administrators since November 22, 2017, for which it maintains a guarantee ticket in Itaú Corpbanca with an expiration date of June 20, 2020, for an amount of UF 10,000 as representative of the beneficiaries of the guarantee in articles 98 and 99 of Law No. 20,172, in order to guarantee the faithful and full compliance of the Portfolio Administration obligations.

There are guarantees for ThUS$100 equivalent to ThCh$75 and ThUS$30 equivalent to ThCh$23, to guarantee operations with foreign traders, Pershing and Corp FX respectively. The latter is a Chilean brokerage firm dedicated fundamentally to the purchase and sale, by itself or on behalf of third parties, of financial assets, and in general, the performance of all types of purchase and sale operations, arbitrage and/or any transaction or operation on any monetary and/or financial assets, including expressly the derivative contracts, whether swaps, forwards, options and/or arbitration, all with respect to any underlying asset, and also to receive the guarantees given in respect of the aforementioned contracts and operations, and to accept all types of mandate with respect to these, whatever the asset on which these guarantees are given.

As of December 31, 2019, the Broker maintains in the Santiago Stock Exchange, cash and fixed income securities to guarantee operations in the Securities Clearing and Settlement House for MCh$9,067 (MCh$5,042 as of December 31, 2018).

Note 23 - Contingencies, Commitments, and Responsibilities, continued

Itaú Administradora General de Fondos S.A.

Below are the guarantee slips and beneficiaries that Corpbanca Administradora General de Fondos S.A. maintains in effect to date, which were required to comply with the obligations of portfolio management contracts, their committees, Funds, payment of labor and social obligations with the contractor’s workers

Entity	From	To	Amount (UF)	Amount (MCh$)	Beneficiary
Banco Santander Chile	06-02-2017	08-31-2021	15,000	—	Corporación de Fomento de la Producción CORFO
Banco Santander Chile	08-14-2017	08-30-2021	500	—	Corporación de Fomento de la Producción CORFO
Itaú Corpbanca	06-27-2019	07-01-2020	—	50	Ferrocarriles del Estado